UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY TRUST II

SMITH BARNEY SMALL

CAP GROWTH OPPORTUNITIES FUND

FORM N-Q

JULY 31, 2004

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 92.0%
CONSUMER DISCRETIONARY — 9.8%
Hotels, Restaurants & Leisure — 3.1%
16,600	Applebee’s International, Inc.	$442,224
11,730	CBRL Group, Inc.	389,671
8,931	Station Casinos, Inc.	385,819
		1,217,714
Leisure Equipment & Products — 0.4%
13,280	Marvel Enterprises, Inc.*	173,304
Media — 1.2%
11,620	Citadel Broadcasting Co. *	163,726
12,740	Spanish Broadcasting System, Inc., Class A Shares*	109,437
28,672	UnitedGlobalCom, Inc., Class A Shares*	181,780
		454,943
Specialty Retail — 3.4%
7,900	Linens ’n Things, Inc.*	210,298
9,250	The Men’s Wearhouse, Inc.*	245,032
11,100	Pacific Sunwear of California, Inc. *	226,440
17,810	The Sports Authority, Inc.*	454,155
8,800	West Marine, Inc.*	181,808
		1,317,733
Textiles & Apparel — 1.7%
4,900	Kellwood Co.	196,735
8,540	Reebok International Ltd.	290,872
13,900	Tommy Hilfiger Corp.*	194,600
		682,207
	TOTAL CONSUMER DISCRETIONARY	3,845,901
CONSUMER STAPLES — 2.0%
Food & Drug Retailing — 0.7%
3,730	Duane Reade, Inc.*	61,433
12,910	7-Eleven, Inc.*	221,406
		282,839
Food Products — 1.3%
17,620	The Hain Celestial Group, Inc.*	291,259
6,200	Ralcorp Holdings, Inc.*	226,114
		517,373
	TOTAL CONSUMER STAPLES	800,212
ENERGY — 4.5%
Energy Equipment & Services — 2.2%
17,330	Key Energy Services, Inc. *	174,686
22,260	Pride International, Inc.*	400,680
11,720	Rowan Companies, Inc.*	286,202
		861,568

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Oil & Gas — 2.3%
4,780	Forest Oil Corp.*	$135,226
11,840	Patina Oil & Gas Corp.	349,162
9,330	Plains Exploration & Production Co.*	194,530
9,420	Whiting Petroleum Corp.*	223,066
		901,984
	TOTAL ENERGY	1,763,552
FINANCIALS — 9.8%
Banks — 4.6%
3,200	Banknorth Group, Inc.	102,112
1,400	City National Corp.	90,300
10,340	Cullen Frost Bankers, Inc.	444,827
4,360	Downey Financial Corp.	234,350
6,940	East West Bancorp, Inc.	234,017
2,930	Investors Financial Services Corp.	133,842
2,931	UCBH Holdings, Inc.	114,573
8,700	Westamerica Bancorp.	441,351
		1,795,372
Diversified Financials — 0.5%
4,205	Affiliated Managers Group, Inc.*+	193,052
Insurance — 1.9%
2,690	Aspen Insurance Holdings Ltd.	63,484
2,680	Brown & Brown, Inc.	113,954
8,400	IPC Holdings, Ltd. +	315,000
3,600	PartnerRe, Ltd.	188,316
2,962	Platinum Underwriters Holdings, Ltd.	82,432
		763,186
Real Estate — 2.8%
4,112	Alexandria Real Estate Equities, Inc.	247,090
16,220	American Financial Realty Trust	214,915
5,660	Ashford Hospitality Trust	50,600
696	CenterPoint Properties Trust	26,712
4,884	Cousins Properties, Inc.	156,923
1,500	Gramercy Capital Corp.*	22,500
7,297	PS Business Parks, Inc.	293,339
3,546	United Dominion Realty Trust, Inc.	68,757
		1,080,836
	TOTAL FINANCIALS	3,832,446
HEALTHCARE — 21.9%
Biotechnology — 4.0%
45,550	BioMarin Pharmaceuticals, Inc.*	260,546
15,300	Medarex, Inc.*	93,942
47,000	Transkaryotic Therapies, Inc. *	700,770
21,100	United Therapeutics Corp.*	522,436
		1,577,694

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
HealthCare Equipment & Supplies — 7.6%
28,740	Advanced Medical Optics, Inc.*	$1,093,557
22,620	Cytyc Corp.*	546,725
7,800	Dade Behring Holdings, Inc.*	387,582
41,790	DJ Orthopedics, Inc.*	743,862
11,700	Laserscope *	223,119
		2,994,845
HealthCare Providers & Services — 4.0%
14,300	Community Health Systems, Inc. *	351,923
9,929	D & K Healthcare Resources, Inc.	99,290
24,100	Isolagen, Inc.*	192,559
16,900	PacifiCare Health Systems, Inc.	516,633
18,100	Province Healthcare Co.*	262,993
16,700	WebMD Corp.*	135,938
		1,559,336
Pharmaceuticals — 6.3%
26,400	Guilford Pharmaceuticals, Inc.*	109,560
23,500	InterMune, Inc.*	281,765
36,100	Ista Pharmaceuticals, Inc.*	453,055
45,480	Nektar Therapeutics *	797,719
9,800	NitroMed, Inc.*	171,304
33,180	NPS Pharmaceuticals, Inc.*	618,807
4,000	Penwest Pharmaceuticals Co. *	40,440
		2,472,650
	TOTAL HEALTHCARE	8,604,525
INDUSTRIALS — 5.7%
Aerospace & Defense — 0.2%
6,390	Aeroflex, Inc.*	70,865
Commercial Services & Supplies — 1.9%
68,170	ActivCard Corp.*	451,967
17,900	CSG Systems International, Inc.*	293,560
		745,527
Construction & Engineering — 1.0%
12,950	Chicago Bridge & Iron Co. N.V., NY Shares	378,010
Machinery — 1.1%
12,066	AGCO Corp.*	252,421
12,300	Stewart & Stevenson Services	193,725
		446,146
Trading Companies & Distributors — 1.5%
18,540	MSC Industrial Direct Co., Inc., Class A Shares	580,302
	TOTAL INDUSTRIALS	2,220,850

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY — 30.1%
Communications Equipment — 7.3%
222,960	ADC Telecommunications, Inc.*	$535,104
51,520	Arris Group, Inc.*	226,430
13,068	Avocent Corp.*	391,256
28,500	Emulex Corp. *	307,515
149,000	Enterasys Networks, Inc.*	250,320
41,040	Foundry Networks, Inc.*	421,070
25,876	McDATA Corp., Class A Shares*	133,261
31,183	Tekelec *	605,886
		2,870,842
Computers & Peripherals — 3.6%
31,419	Cray, Inc. *	100,227
34,700	Electronics for Imaging, Inc.*	696,429
36,790	Innovex, Inc. *	134,284
5,000	Kanbay International, Inc.*	77,550
15,500	PalmSource, Inc.*	314,030
65,520	Silicon Graphics, Inc.*	100,246
		1,422,766
Electronic Equipment & Instruments — 2.7%
16,090	Benchmark Electronics, Inc.*	459,852
25,800	Exar Corp.*	347,526
20,725	Plexus Corp.*	232,327
		1,039,705
Internet Software & Services — 5.3%
700	Digital River, Inc. *	19,670
29,770	Digitas, Inc.*	199,161
30,300	McAfee, Inc.*	544,796
67,900	Netegrity, Inc.*	444,066
29,910	NETGEAR, Inc.*	341,273
12,432	Openwave Systems, Inc.*	141,352
21,230	RADWARE Ltd. *	379,592
		2,069,910
IT Consulting & Services — 0.7%
11,580	ProQuest Co.*	289,500
Semiconductor Equipment & Products — 4.4%
57,860	Adaptec, Inc.*	433,371
30,300	ChipMOS Technologies (Bermuda) Ltd.*+	155,439
11,370	Integrated Circuit Systems, Inc. *	271,970
25,220	White Electronic Designs Corp.*	123,326
205,500	Zarlink Semiconductor, Inc.*	719,250
		1,703,356
Software — 6.1%
40,661	Activision, Inc.*	595,684
79,490	Borland Software Corp.*	657,382

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Software — 6.1% (continued)
47,312	Novell, Inc.*	$323,614
89,237	TIBCO Software, Inc.*	630,906
10,200	THQ Inc.*	194,310
		2,401,896
	TOTAL INFORMATION TECHNOLOGY	11,797,975
MATERIALS — 4.2%
Chemicals — 2.8%
5,500	Cytec Industries, Inc.*	256,300
13,600	Georgia Gulf Corp.	483,480
3,710	Minerals Technologies, Inc.	207,278
3,410	The Valspar Corp.	167,090
		1,114,148
Metals & Mining — 1.4%
11,370	Apex Silver Mines Ltd.*	203,864
16,130	Compass Minerals International, Inc.	329,375
		533,239
	TOTAL MATERIALS	1,647,387
TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 3.0%
64,770	Cincinnati Bell, Inc.*	261,672
32,100	Citizens Communications Co.*	462,240
4,100	Commonwealth Telephone Enterprises, Inc.*	183,680
6,010	Spectrasite, Inc.*	258,430
		1,166,022
Wireless Telecommunication Services — 0.2%
5,500	Nextel Partners, Inc., Class A Shares*	88,385
	TOTAL TELECOMMUNICATION SERVICES	1,254,407
UTILITIES — 0.8%
Gas Utilities — 0.8%
16,720	Southern Union Co.*	332,895
	TOTAL COMMON STOCK (Cost — $36,991,910)	36,100,150

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 8.0%
$3,132,000	UBS Warburg dated 7/30/04, 1.34% due 8/2/04; Proceeds at maturity — $3,132,350; (Fully collateralized by Fannie Mae, 6.210% due 8/6/38; Market value — $3,194,610) (Cost — $3,132,000)	3,132,000
	TOTAL INVESTMENTS — 100.0% (Cost — $40,123,910**)	$39,232,150
*	Non-income producing security.
+	Security is segregated and/or held as collateral for open futures contracts.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Small Cap Growth Opportunities Fund (“Fund”), a separate investment fund of Smith Barney Trust II (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. Repurchase Agreements When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

2.	Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At July 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
Russell 2000 Index	2	9/04	$547,762	$551,700	$3,938

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer
Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer
Date	September 27, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer
Date	September 27, 2004